Condensed Consolidated Interim Statements of Comprehensive Income (Loss) - CAD ($)	3 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Expenses
Advertising and investor relations	$ 67,694	$ 66,194
Amortisation of intangible asset	48,152	48,152
Amortisation of office lease	45,471
Amortisation of pilot plant	201,636	3,613,127
Consulting fees	501,131	369,232
Filing and transfer agent	148,665	29,860
Foreign exchange gain	(6,494,601)	(8,407)
Management fees	513,886	369,522
Office and administration	938,238	598,148
Patent	244,373	116,890
Pilot plant operating	2,875,553	2,336,442
Preliminary economic assessment		53,473
Professional fees	1,239,962	313,867
Project investigation	945,989	315,245
Share-based payment	790,478	1,115,134
Travel	46,609	22,109
Loss from operations before other items	(2,113,236)	(9,358,988)
Interest income	559,550
Interest and accretion expense	(4,768)
Net (loss) income for the period	(1,558,454)	(9,358,988)
Other comprehensive income (loss)
Currency translation differences of foreign operations	3,616,520	1,190,905
Total comprehensive income (loss)	$ 2,058,066	$ (8,168,083)
Weighted average number of common shares outstanding - basic	166,472,306	143,399,374
Weighted average number of common shares outstanding - diluted	166,472,306	143,399,374
Basic loss per share	$ (0.01)	$ (0.07)
Diluted loss per share	$ (0.01)	$ (0.07)